Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of Company's current and deferred federal tax expense (benefit)
	Years Ended December 31,
	2013	2012	2011
Current expense	$2,693	$23,415	$30,487
Deferred expense (benefit)	27,384	17,877	(5,633)
Total income tax expense	$30,077	$41,292	$24,854

Schedule of reconciliation of the federal income tax rate to the Company's effective income tax rate

	December 31,
	2013	2012	2011
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Dividends received deduction	(2.5)	(1.7)	(2.2)
Tax exempt interest	(0.3)	(0.2)	(0.2)
Permanent nondeductible expenses	0.3	0.3	0.6
Change in liability for prior years’ taxes	0.2	(2.1)	0.1
Change in valuation allowance	0.0	0.0	(10.1)
Other	(0.3)	0.3	0.7
Effective income tax rate	32.4%	31.6%	23.9%

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

	Years Ended December 31,
	2013	2012	2011

Balance at beginning of year	$(776)	$(2,187)	$(2,169)
Additions based on tax positions related to the current year	(92)	0	0
Reductions based on tax positions related to the current year	10	42	831
Additions for tax positions of prior years	(381)	(1,585)	(937)
Reductions for tax positions of prior years	857	2,043	88
Settlements	0	911	0
Balance at end of year	$(382)	$(776)	$(2,187)

Schedule of significant deferred tax assets and deferred tax liabilities

	December 31,
	2013	2012
Deferred Tax Assets
Deferred gain on disposal of businesses	$21,883	$25,822
Investments, net	48,551	67,923
Policyholder and separate account reserves	0	1,963
Deferred acquisition costs	13,466	16,928
Compensation related	1,598	905
Employee and post-retirement benefits	1,642	902
Total deferred tax asset	87,140	114,443

Deferred Tax Liabilities
Net unrealized appreciation on securities	(99,002)	(174,650)
Policyholder and separate account reserves	(2,058)	0
Accrued liabilities	(1,934)	(1,255)
Other	(6,388)	(8,455)
Total deferred tax liability	(109,382)	(184,360)
Net deferred income tax liability	$(22,242)	$(69,917)